ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.9%

Brazil — 1.6%
Consumer Discretionary — 1.6%
MercadoLibre*	1,422	$2,733,354

Canada — 1.8%
Information Technology — 1.8%
Shopify, Cl A*	26,594	3,106,179

China — 4.3%
Consumer Discretionary — 4.3%
Alibaba Group Holding ADR	41,325	4,084,563
JD.com ADR	82,489	3,358,952
		7,443,515

Germany — 1.4%
Information Technology — 1.4%
Infineon Technologies	74,808	2,492,823

Israel — 1.9%
Information Technology — 1.9%
JFrog*	96,913	3,368,696

Netherlands — 2.1%
Information Technology — 2.1%
ASML Holding	5,007	3,701,725

Taiwan — 5.9%
Information Technology — 5.9%
Global Unichip	86,744	3,498,597
MediaTek	75,087	3,361,111
Taiwan Semiconductor Manufacturing	96,910	3,360,818
		10,220,526

United Kingdom — 2.8%
Information Technology — 2.8%
Raspberry PI Holdings PLC*	523,188	4,979,647

United States — 78.1%
Communication Services — 5.9%
Alphabet, Cl A	19,627	4,004,301
Meta Platforms, Cl A	4,852	3,343,901
Spotify Technology*	5,259	2,884,824
		10,233,026

Consumer Discretionary — 4.9%
Amazon.com*	15,998	3,802,405
Booking Holdings	445	2,108,214
Tesla*	6,525	2,640,015
		8,550,634

Financials — 1.3%
Fiserv*	10,122	2,186,757
Description	Shares	Fair Value

United States — continued
Health Care — 6.7%
Illumina*	20,878	$2,771,346
Tempus AI, Cl A*	72,004	4,132,309
Veeva Systems, Cl A*	8,698	2,028,896
Veracyte*	56,693	2,578,398
		11,510,949

Industrials — 1.5%
Verisk Analytics, Cl A	8,852	2,544,419

Information Technology — 55.1%
Adobe*	4,887	2,137,818
Advanced Micro Devices*	27,075	3,139,346
Ambarella*	53,471	4,102,295
Analog Devices	17,380	3,682,648
Arista Networks*	31,316	3,608,543
Autodesk*	11,672	3,633,960
Cloudflare, Cl A*	33,581	4,647,610
Cognex	89,776	3,582,062
Crowdstrike Holdings, Cl A*	9,488	3,776,888
CyberArk Software*	10,237	3,797,722
Datadog, Cl A*	22,729	3,243,656
Elastic*	25,453	2,865,499
Fair Isaac*	919	1,721,802
HubSpot*	4,291	3,344,963
International Business Machines	12,372	3,163,520
Intuit	3,490	2,099,270
Lam Research	43,728	3,544,155
Microsoft	8,090	3,357,835
MongoDB, Cl A*	8,693	2,375,971
Nutanix, Cl A*	41,084	2,825,141
NVIDIA	26,630	3,197,464
Palo Alto Networks*	19,481	3,592,686
Pure Storage, Cl A*	56,563	3,834,406
QUALCOMM	20,490	3,543,336
Rapid7*	74,248	2,860,033
Samsara, Cl A*	71,031	3,658,097
ServiceNow*	2,368	2,411,524
Snowflake, Cl A*	17,357	3,150,469
Teradyne	23,494	2,720,370
Varonis Systems, Cl B*	51,847	2,351,780
		95,970,869

Materials — 1.3%
Ginkgo Bioworks Holdings*	176,517	2,358,267

Real Estate — 1.4%
CoStar Group*	32,361	2,478,853

		135,833,774

Total Common Stock
(Cost $142,532,166)		173,880,239

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(A)	102,374	$102,374

Total Short-Term Investment
(Cost $102,374)		102,374

Total Investments - 100.0%
(Cost $142,634,540)		$173,982,613

Percentages based on Net Assets of $173,943,349.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate shown is the 7-day effective yield as of January 31, 2025.

ADR – American Depository Receipt

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2300